Submission	Aug. 17, 2026
Submission [Line Items]
Central Index Key	0002125850
Registrant Name	MAGNA HOLDINGS LTD.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES